Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BIOXYTRAN, INC.
Entity Central Index Key	0001445815
Entity Tax Identification Number	26-2797630
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	75 2nd Ave.
Entity Address, Address Line Two	Suite 605
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	617
Local Phone Number	454-1199
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	75, Second Ave
Entity Address, Address Line Two	Suite 605
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	617
Local Phone Number	454-1199
Contact Personnel Name	David Platt, PhD